Group assets and liabilities - Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Group assets and liabilities
Accruals and deferred income	$ 238	$ 244
Interest payable	35	35
Other creditors	2,575	3,756
Total accruals, deferred income and other creditors	$ 2,848	$ 4,035